UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2019

Item 1. Report to Stockholders.

Becker Value Equity Fund

 Retail Class: BVEFX
Institutional Class: BVEIX

Semi-Annual Report
April 30, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Becker Value Equity Fund will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website (beckervaluefunds.com). Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1-800-551-3998.

TABLE OF CONTENTS

Investment Results & Returns - Retail Class	2
Investment Results & Returns - Institutional Class	3
Sector Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Expense Examples	22
Additional Information	24
Privacy Notice	25

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund – Retail Class, Russell 1000® Value Index, and the S&P 500® Index

Average Annual Returns for the periods ended April 30, 2019

	One Year	Five Years	Ten Years
Becker Value Equity Fund – Retail Class	0.01%	6.58%	12.30%
Russell 1000® Value Index	9.06%	8.27%	13.76%
S&P 500® Index	13.49%	11.63%	15.32%

This chart illustrates the performance of a hypothetical $10,000 investment made on April 30, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index (the “Indices”) are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices’ returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $100,000 Investment in the Becker Value
Equity Fund – Institutional Class, Russell 1000® Value Index, and the S&P 500® Index

Average Annual Returns for the periods ended April 30, 2019
			Since Inception
	One Year	Five Years	(September 2, 2011)
Becker Value Equity Fund – Institutional Class	0.14%	6.72%	12.12%
Russell 1000® Value Index	9.06%	8.27%	13.43%
S&P 500® Index	13.49%	11.63%	15.15%

This chart illustrates the performance of a hypothetical $100,000 investment made on September 2, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index (the “Indices”) are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices’ returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at April 30, 2019 (Unaudited)

Sectors	% of Net Assets

Financials	24.9%
Information Technology	12.7%
Health Care	12.6%
Consumer Staples	8.8%
Energy	8.5%
Industrials	8.4%
Communication Services	8.0%
Consumer Discretionary	7.1%
Materials	4.1%
Real Estate	3.7%
Cash [1]	1.2%
Total	100.0%

1  Represents short-term investments, cash and liabilities in excess of other assets.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS: 98.8%

Communication Services: 8.0%
291,410	AT&T, Inc.	$9,022,053
155,480	CBS Corp. -
	Class B	7,971,460
196,850	Discovery
	Communications,
	Inc. - Class C [1]	5,661,406
280,250	Vodafone Group
	PLC - ADR	5,190,230
		27,845,149
Consumer Discretionary: 7.1%
128,955	BorgWarner, Inc.	5,386,450
619,405	Ford Motor Co.	6,472,782
75,735	Leggett &
	Platt, Inc.	2,980,930
100,000	Magna
	International, Inc.	5,564,000
136,150	Tapestry, Inc.	4,393,561
		24,797,723
Consumer Staples: 8.8%
56,400	Bunge Ltd.	2,955,924
231,160	The Kroger Co.	5,959,305
131,275	Molson Coors
	Brewing Co. -
	Class B	8,426,542
72,550	Procter &
	Gamble Co.	7,725,124
53,925	Walmart, Inc.	5,545,647
		30,612,542
Energy: 8.5%
269,940	Baker Hughes a
	GE Co. - Class A	6,483,958
236,515	National Oilwell
	Varco, Inc.	6,182,502
165,865	Noble Energy, Inc.	4,488,307
150,645	Royal Dutch
	Shell PLC -
	Class A - ADR	9,570,477
70,610	Schlumberger Ltd.	3,013,635
		29,738,879
Financials: 24.9%
5,390	Alleghany Corp. [1]	3,540,583
64,230	Allstate Corp.	6,362,624
178,845	American
	International
	Group, Inc.	8,507,657
147,615	Citigroup, Inc.	10,436,380
39,215	Goldman Sachs
	Group, Inc.	8,075,153
315,315	Jefferies Financial
	Group, Inc.	6,486,030
86,120	JPMorgan
	Chase & Co.	9,994,226
131,270	Loews Corp.	6,732,838
71,155	The PNC
	Financial Services
	Group, Inc.	9,743,254
109,875	State Street Corp.	7,434,143
195,135	Wells Fargo & Co.	9,446,485
		86,759,373
Health Care: 12.6%
46,370	Allergan PLC	6,816,390
230,415	AstraZeneca
	PLC - ADR	8,677,429
131,120	Gilead
	Sciences, Inc.	8,528,045
24,690	Johnson & Johnson	3,486,228
28,945	McKesson Corp.	3,451,691
89,465	Merck & Co., Inc.	7,041,790
150,385	Pfizer, Inc.	6,107,135
		44,108,708
Industrials: 8.4%
38,810	Caterpillar, Inc.	5,410,890
38,285	FedEx Corp.	7,253,476
155,135	Fluor Corp.	6,163,514
31,365	Raytheon Co.	5,570,110
88,830	Southwest
	Airlines Co.	4,817,251
		29,215,241
Information Technology: 12.7%
25,885	Apple, Inc.	5,194,343
75,435	Avnet, Inc.	3,666,895

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2019 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS: 98.8% (Continued)

Information
Technology: 12.7% (Continued)
93,555	Cisco
	Systems, Inc.	$5,234,402
358,485	HP, Inc.	7,151,776
56,900	Microsoft Corp.	7,431,140
67,355	QUALCOMM, Inc.	5,801,286
61,440	TE
	Connectivity Ltd.	5,876,736
113,940	Xerox Corp.	3,801,039
		44,157,617
Materials: 4.1%
159,410	International
	Paper Co.	7,461,982
142,470	Mosaic Co.	3,719,892
101,140	Newmont
	Goldcorp Corp.	3,141,408
		14,323,282
Real Estate: 3.7%
63,725	The Howard
	Hughes Corp. [1]	7,073,475
212,495	Weyerhaeuser
	Co. - REIT	5,694,866
		12,768,341
TOTAL COMMON STOCKS
(Cost $311,628,608)		344,326,855

SHORT-TERM INVESTMENTS: 2.4%
8,365,135	First American
	Government
	Obligations
	Fund - Class X,
	2.356% [2]	8,365,135
TOTAL SHORT-TERM
INVESTMENTS
(Cost $8,365,135)		8,365,135
TOTAL INVESTMENTS
IN SECURITIES: 101.2%
(Cost $319,993,743)		352,691,990
Liabilities in Excess
of Other Assets: (1.2)%		(4,304,861)
TOTAL NET ASSETS: 100.0%		$348,387,129

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value (cost $319,993,743)	$352,691,990
Receivables:
Fund shares sold	29,685
Dividends and interest	561,233
Prepaid expenses	26,010
Total assets	353,308,918

LIABILITIES
Payables:
Fund shares redeemed	4,644,337
Investment advisory fees, net	155,425
Administration and accounting fees	49,154
Service fees – Retail Class	29,836
Audit fees	11,740
Transfer agent fees	11,260
Reports to shareholders	9,537
Custody fees	7,121
Chief Compliance Officer fees	1,550
Trustee fees	1,252
Registration fees	347
Other accrued expenses	230
Total liabilities	4,921,789
NET ASSETS	$348,387,129

COMPONENTS OF NET ASSETS
Paid-in capital	$299,273,129
Total distributable earnings	49,114,000
Total net assets	$348,387,129

COMPONENTS OF NET ASSET VALUE
RETAIL CLASS
Net assets	$81,645,157
Shares of beneficial interest issued and outstanding	4,591,659
Net asset value, offering and redemption price per share	$17.78
INSTITUTIONAL CLASS
Net assets	$266,741,972
Shares of beneficial interest issued and outstanding	14,951,500
Net asset value, offering and redemption price per share	$17.84

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2019 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from investments (net of foreign withholding
tax and issuance fees of $57,515)	$4,572,761
Interest	110,888
Total investment income	4,683,649

EXPENSES
Investment advisory fees	950,988
Administration and accounting fees	132,704
Services fees – Retail Class	42,970
Transfer agent fees	36,192
Registration fees	20,303
Custody fees	19,292
Miscellaneous expenses	12,548
Audit fees	11,675
Trustees fees	9,964
Reports to shareholders	5,188
Chief Compliance Officer fees	4,859
Legal fees	2,562
Insurance expenses	1,820
Total expenses	1,251,065
Less: Fees waived	(32,329)
Net expenses	1,218,736
Net investment income	3,464,913

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	14,397,575
Net change in unrealized appreciation/depreciation on investments	(6,693,951)
Net realized and unrealized gain	7,703,624
Net increase in net assets resulting from operations	$11,168,537

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30,	Year Ended
	2019	October 31,
	(Unaudited)	2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,464,913	$7,475,550
Net realized gain on unaffiliated investments	14,397,575	25,930,516
Net realized gain on affiliated investments	—	1,379,725
Net change in unrealized appreciation/depreciation
on unaffiliated investments	(6,693,951)	(25,445,501)
Net change in unrealized appreciation/depreciation
on affiliated investments	—	(1,474,623)
Net increase in net assets
resulting from operations	11,168,537	7,865,667

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(7,064,278)	(6,373,400)
Net distributions to shareholders – Institutional Class	(21,333,982)	(15,679,466)
Total distributions to shareholders	(28,398,260)	(22,052,866)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from net
change in outstanding shares – Retail Class [1]	(8,473,749)	(32,517,535)
Decrease in net assets derived from net change
in outstanding shares – Institutional Class [1]	(1,242,252)	(8,182,048)
Total decrease in net assets
from capital share transactions	(9,716,001)	(40,699,583)
Total decrease in net assets	(26,945,724)	(54,886,782)

NET ASSETS
Beginning of period/year	$375,332,853	$430,219,635
End of period/year	$348,387,129	$375,332,853

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	337,988	$5,738,063	685,703	$13,466,530
Shares issued in
reinvestment
of distributions	430,644	6,920,440	324,902	6,286,860
Shares redeemed [2]	(1,244,018)	(21,132,252)	(2,649,521)	(52,270,925)
Net decrease	(475,386)	$(8,473,749)	(1,638,916)	$(32,517,535)
Beginning of
period/year	5,067,045		6,705,961
End of period/year	4,591,659		5,067,045

	Six Months Ended
	April 30, 2019		Year Ended
	(Unaudited)		October 31, 2018
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	1,087,443	$18,156,883	2,057,433	$40,704,778
Shares issued in
reinvestment
of distributions	1,309,085	21,102,444	791,670	15,366,305
Shares redeemed [2]	(2,432,499)	(40,501,579)	(3,254,757)	(64,253,131)
Net decrease	(35,971)	$(1,242,252)	(405,654)	$(8,182,048)
Beginning of
period/year	14,987,471		15,393,125
End of period/year	14,951,500		14,987,471

[2]	Net of redemption fees of $3,241 and $204 for 2019, and $132 and $511 for 2018 for Retail Class and Institutional Class, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Retail Class
	Six Months
	Ended
	April 30,
	2019	Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value,
beginning of period/year	$18.66	$19.42	$17.62	$18.08	$19.78	$18.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income [1]	0.16	0.33	0.31	0.25	0.20	0.33
Net realized and unrealized
gain (loss) on investments	0.38	(0.10)	2.85	0.61	(0.38)	2.17
Total from
investment operations	0.54	0.23	3.16	0.86	(0.18)	2.50

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.36)	(0.28)	(0.29)	(0.21)	(0.31)	(0.21)
Distributions from
net realized gain	(1.06)	(0.71)	(1.07)	(1.11)	(1.21)	(1.21)
Total distributions	(1.42)	(0.99)	(1.36)	(1.32)	(1.52)	(1.42)
Proceeds from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$17.78	$18.66	$19.42	$17.62	$18.08	$19.78
Total return	3.70%[3]	0.99%	18.59%	5.59%	(1.22)%	14.13%

SUPPLEMENTAL DATA:
Net assets, end of period/
year (000’s omitted)	$81,645	$94,554	$130,197	$126,006	$148,731	$137,702
Portfolio turnover rate	17%[3]	38%	34%	34%	32%	41%
Ratios to average net assets:
Expenses before
fees waived	0.80%[4]	0.78%	0.79%	0.80%	0.89%	0.97%
Expenses after
fees waived [5]	0.78%[4]	0.78%	0.78%	0.78%	0.88%	0.93%
Net investment income	1.93%[4]	1.69%	1.67%	1.50%	1.07%	1.77%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.
[5]
Effective July 1, 2015, the Advisor contractually agreed to limit the Retail Class shares expenses to 0.78% of the average daily net assets. Prior to July 1, 2015, the Retail Class shares expenses were limited to 0.93% of average daily net assets.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class
	Six Months
	Ended
	April 30,
	2019	Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value,
beginning of period/year	$18.73	$19.49	$17.68	$18.16	$19.86	$18.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income [1]	0.17	0.35	0.32	0.27	0.24	0.38
Net realized and
unrealized gain (loss)
on investments	0.39	(0.10)	2.87	0.61	(0.38)	2.17
Total from
investment operations	0.56	0.25	3.19	0.88	(0.14)	2.55

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.39)	(0.30)	(0.31)	(0.25)	(0.35)	(0.21)
Distributions from
net realized gain	(1.06)	(0.71)	(1.07)	(1.11)	(1.21)	(1.21)
Total distributions	(1.45)	(1.01)	(1.38)	(1.36)	(1.56)	(1.42)
Proceeds from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$17.84	$18.73	$19.49	$17.68	$18.16	$19.86
Total return	3.77%[3]	1.11%	18.70%	5.68%	(1.00)%	14.42%

SUPPLEMENTAL DATA:
Net assets, end of period/
year (000’s omitted)	$266,742	$280,779	$300,022	$222,627	$230,132	$202,959
Portfolio turnover rate	17%[3]	38%	34%	34%	32%	41%
Ratios to average net assets:
Expenses before
fees waived	0.70%[4]	0.68%	0.69%	0.70%	0.69%	0.72%
Expenses after
fees waived	0.68%[4]	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.03%[4]	1.78%	1.73%	1.59%	1.27%	2.02%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service fees. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, which are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019. See the Schedule of Investments for sector breakouts.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$344,326,855	$—	$—	$344,326,855
Short-Term
Investments	8,365,135	—	—	8,365,135
Total Investments
in Securities	$352,691,990	$—	$—	$352,691,990

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the Fund’s prior fiscal year-end of October 31, 2018, the Fund had no late year losses.

As of the Fund’s prior fiscal year-end of October 31, 2018, the Fund did not have any capital loss carry-forwards.

April 30, 2019, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. The Fund was not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed  for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. Management has chosen to early adopt the eliminated or modified disclosures for the six months ended April 30, 2019.

J.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the six months ended April 30, 2019, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit the annual ratio of expenses of each class’ average daily net assets to 0.78% and 0.68% for the Retail Class and Institutional Class shares, respectively. The operating expenses limitation agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board of Trustees, on behalf of the Fund, upon sixty (60) days written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any reimbursement is subject to the Board of Trustees’ review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the expense caps in place at the time of waiver or at the time of reimbursement. At April 30, 2019,

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

the remaining cumulative unreimbursed amount waived by the Advisor on behalf of the Fund that may be reimbursed was $109,372. The Advisor may recapture a portion of the above amount no later than the dates stated below:

Year of Expiration	Amount
October 31, 2019	$36,126
October 31, 2020	22,134
October 31, 2021	18,783
October 31, 2022	32,329

The amount of fees and expenses waived and reimbursed by the Advisor during the six months ended April 30, 2019 are disclosed in the Statement of Operations. Any amount due from the Advisor is paid monthly to the Fund, if applicable.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of Fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended April 30, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2019, the cost from purchases of securities, excluding short-term securities, for the Fund was $57,041,231. The proceeds from sales and maturities of securities, excluding short-term securities, for the Fund were $83,655,348. There were no reportable purchases or sales of U.S. Government obligations for the six months ended April 30, 2019.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended April 30, 2019 (estimated) and the year ended October 31, 2018 were as follows:

	2019	2018
Ordinary Income	$ 7,518,460	$ 6,496,706
Long-term capital gain	20,879,800	15,556,160

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2019 (Unaudited) (Continued)

As of the Fund’s prior fiscal year-end of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$339,452,817
Gross tax unrealized appreciation	53,092,322
Gross tax unrealized depreciation	(13,700,702)
Gross tax unrealized appreciation	39,391,620
Undistributed ordinary income	6,072,499
Undistributed long-term capital gain	20,879,604
Total distributable earnings	26,952,103
Other accumulated gain	—
Total accumulated gain	$66,343,723

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2019 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of April 30, 2019	—
Average interest rate when in use	—

Interest expense for the six months ended April 30, 2019 is disclosed in the Statement of Operations, if applicable.

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses

The “Actual” line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. In addition to the Fund’s expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Fund has shares. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The following examples include, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the  period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account

Becker Value Equity Fund

EXPENSE EXAMPLES For the Six Months Ended April 30, 2019 (Unaudited) (Continued)

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second line of the table  is  useful  in  comparing  ongoing  costs  only  and  will  not  help  you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
Class	11/1/18	4/30/19	11/1/18 – 4/30/19*
Retail
Actual	$1,000.00	$1,037.00	$3.94
Hypothetical (5% return
before expenses)	1,000.00	1,020.93	3.91

Institutional
Actual	1,000.00	1,037.70	3.44
Hypothetical (5% return
before expenses)	1,000.00	1,021.42	3.41

*
The calculations are based on expenses incurred during the most recent six-month period for the Fund.  The annualized expense ratios for the most recent six-month period for the Fund’s Retail Class and Institutional Class were 0.78% and 0.68% (reflecting fee waivers in effect), respectively.  The dollar amounts shown as expenses paid for the Classes are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181 (the number of days in the most recent six-month period) and divided by 365 (the number of days in the fiscal year).

Becker Value Equity Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-800-551-3998. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.beckervaluefunds.com

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ending June 30 is available without charge, upon request by calling 1-800-551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-551-3998. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Conference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent without charge at 1-800-551-3998 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;
•   Information you give us orally; and
•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Becker Value Equity Fund

	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)       /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     July 2, 2019

By (Signature and Title)       /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     July 3, 2019

* Print the name and title of each signing officer under his or her signature.